Income/(Loss) per share - Potentially dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net (loss)/income per share attributable to ordinary shareholders of Smart Share Global Limited
Shares issuable upon vesting of RSUs	2,188,603	490,148	10,723,068
Shares issuable upon vesting of share options	4,615,980	0	2,821,137
Total	6,804,583	490,148	13,544,205